FEDERATED CORE TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

February 27, 2018

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:       Federated Core Trust (the “Registrant”)

Federated Mortgage Core Portfolio

High Yield Bond Portfolio

1940 Act File No. 811-8519

Dear Sir or Madam:

Pursuant to the Investment Company Act of 1940 and Rule 8(b)-16 thereunder, Amendment No. 65 to the Registration Statement of the above referenced Registrant is hereby electronically transmitted. This filing has been electronically redlined to indicate the changes from the Registrant’s currently effective Registration Statement.

Beneficial interest in the series of the Registrant are not registered under the Securities Act of 1933 (the “1933 Act”) and are issued in reliance on Section 4(a)(2) of the 1933 Act and Regulation D (including, without limitation, Rule 506(c)) thereunder. Investments in the Registrant’s series may only be made by investment companies, insurance company accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D under the 1933 Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any interests in the Registrant.

On May 17, 2016, SEC Examiner Jay Williamson contacted the Registrant to deliver two comments for High Yield Bond Portfolio. Mr. Williamson’s comments and the Registrant’s responses are listed below:

COMMENT 1: Since “Bond” is in the fund name, consider using “bonds” in the Names Rule policy in place of “investments” or explain why “investments” is a more appropriate term.

RESPONSE: The Fund has reviewed its disclosure and believes that the reference to “investments rated below investment grade” (emphasis added) appropriately conveys that the investments are bonds. Accordingly, the Fund respectfully declines to revise the disclosure, which change could be deemed to require providing advance notice to shareholders.

COMMENT 2: Add “60 days” after “will notify shareholders…” in the Names Rule policy language in the Prospectus and SAI.

RESPONSE: The requested change has been made.

If you have any questions on the enclosed material, please contact me at (412) 288-4429.

Very truly yours,

/s/ Mark R. Thompson

Mark R. Thompson

Senior Paralegal

Enclosures